Supplemental Cash flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information1 [Abstract]
Increase in trade and other receivables	$ (27,094)	$ (14,416)
Increase in inventories	(165,697)	(69,607)
Decrease (increase) in prepaid expenses and other current assets	3,721	(4,928)
Increase in accounts payable, accrued liabilities and other current liabilities	20,083	1,131
Changes in non-cash working capital	$ (168,987)	$ (87,820)